Consolidated statements of cash flows - EUR (€) € in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Operating activities
Net income	€ 224,795	€ 327,343	€ 682,728	€ 789,247
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss			1,259,053	1,126,855
Change in deferred taxes, net			(126,120)	(30,556)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures			(2,505)	105,318
(Income) loss from equity method investees			(18,228)	(139,680)
Interest expense, net			242,994	229,403
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties			(80,409)	(174,804)
Inventories			(249,082)	(189,486)
Other current and non-current assets			(80,609)	19,514
Accounts receivable from related parties			(215)	6,806
Accounts payable to related parties			49,291	30,904
Accounts payable to unrelated parties, provisions and other current and non-current liabilities			292,634	89,910
Income tax liabilities			332,659	202,490
Received dividends from investments in equity method investees			1,869	5,691
Paid interest			(255,683)	(260,981)
Received interest			43,876	54,542
Paid income taxes			(207,509)	(185,860)
Net cash provided by (used in) operating activities			1,884,744	1,679,313
Investing activities
Purchases of property, plant and equipment and capitalized development costs			(668,429)	(492,357)
Acquisitions, net of cash acquired, investments and purchases of intangible assets			(18,121)	(18,676)
Investments in debt securities			(74,834)	(25,444)
Proceeds from sale of property, plant and equipment			12,453	11,642
Proceeds from divestitures, net of cash disposed			22,836	163,586
Proceeds from sale of debt securities			75,986	56,949
Net cash provided by (used in) investing activities			(650,109)	(304,300)
Financing activities
Proceeds from short-term debt from unrelated parties			476,801	159,346
Repayments of short-term debt from unrelated parties			(146,126)	(90,583)
Proceeds from long-term debt			250,389	1,121,793
Repayments of long-term debt			(473,973)	(830,245)
Repayments of lease liabilities from unrelated parties			(467,377)	(477,313)
Repayments of lease liabilities from related parties			(4,706)	(19,122)
Repurchase of shares			(776,155)	(151,119)
Dividends paid			(400,161)	(422,515)
Distributions to noncontrolling interests			(241,464)	(505,304)
Contributions from noncontrolling interests			12,594	20,244
Net cash provided by (used in) financing activities			(1,770,178)	(1,194,818)
Effect of exchange rate changes on cash and cash equivalents			35,927	(109,301)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents			(499,616)	70,894
Cash and cash equivalents at beginning of period			1,599,113	1,185,328	€ 1,185,328
Cash and cash equivalents at end of period	1,099,497	1,256,222	1,099,497	1,256,222	€ 1,599,113
Thereof: cash and cash equivalents within the disposal groups	€ 383	€ 274	€ 383	€ 274